Intangible Assets (FY) (Tables)	12 Months Ended
Jun. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
The cost and accumulated amortization of intangible assets were as follows (in thousands):

	June 30, 2019			June 30, 2018
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Use rights of U-GAS®	$1,886	$1,886	$—	$1,886	$1,886	$—
Other intangible assets	1,116	322	794	1,149	111	1,038
Total	$3,002	$2,208	$794	$3,035	$1,997	$1,038